Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Payables [Abstract]
Accrued liabilities and other payables

Note 10 – Accrued liabilities and other payables

The components of accrued liabilities and other payables are as follows:

	As of December 31,	As of December 31,
	2024	2023
Salary payable	$1,642,436	$2,239,227
Payable to consultants	333,510	82,265
Refundable deposit to customers	252,472	53,162
Payable to property, plant and equipment suppliers	3,845,399	4,110,691
Customer custodial cash liabilities	2,267,903	1,612,075
Other accrued liabilities	2,025,490	1,707,428
Total accrued liabilities and other payables	$10,367,210	$9,804,848

Other accrued liabilities mainly consist of insurance payables, social security payables, accrued professional service fees. The customer custodial cash liabilities represent the cash held on behalf of customers for the settlement of future cross-border payment and foreign exchange services. The corresponding customer custodial cash asset with balance in the same amount was included in other current asset, net in the consolidated balance sheet.